Unaudited Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended				9 Months Ended		12 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Apr. 30, 2025	Mar. 31, 2025	Apr. 30, 2026	Apr. 30, 2025	Dec. 31, 2025		Jul. 31, 2025	Dec. 31, 2024		Jul. 31, 2024
Revenue		$ 348,688					$ 20,815,955
Cost of sales		660,938					24,586,068
Gross profit loss		(312,250)					(3,770,113)
Operating expenses:
Operating expenses		3,435,684		1,546,865			7,010,223			2,987,852
General and administrative expenses		3,970,083		3,782,785			22,385,312			18,186,056
Severance expense, net		(14,516)					19,162,500
Professional fees		2,634,006		576,635			15,559,033
Total operating expenses		10,025,257		5,906,285			64,117,068			21,173,908
Loss from operations		(10,337,507)		(5,906,285)			(67,887,181)			(21,173,908)
Other income (expense)
Change in the fair value of notes payable		(142,858)		(45,000)			4,567,951
Change in the fair value of loans payable related party							(514,709)
Change in fair value of warrants		(4,564,500)					209,916,200
Loss on issuance of debt							(138,000)
Loss on issuance of debt to related party							(40,531,000)
ELOC commitment fees							(7,400,000)
Unrealized loss on derivative asset							(16,156,071)
Realized gain on derivative asset							1,316,827
Interest income (expense), net		(3,083,569)		(1,498,905)			(9,155,274)			(2,930,889)
Other income (expense), net		316,019		(17,011)			(13,975)
Total other income (expense)		(7,474,908)		(1,560,916)			141,891,949			(2,930,889)
Net income (loss)		$ (17,812,415)		$ (7,467,201)			$ 74,004,768			$ (24,104,797)
Other comprehensive gain (loss)
Loss per common share, basic (in Dollars per share)		$ (0.07)		$ (0.05)			$ 0.52	[1]			[1]
Loss per common share,diluted (in Dollars per share)		(0.07)		(0.05)			0.52	[1]			[1]
Income (Loss) per share – Diluted (in Dollars per share)		$ (0.07)		$ (0.05)			$ 0.52	[1]			[1]
Weighted average number of common shares outstanding, basic (in Shares)		241,039,943		159,272,518			142,298,067	[1]			[1]
Weighted average number of common shares outstanding,diluted (in Shares)		241,039,943		159,272,518			142,298,067	[1]			[1]
Weighted average number of common shares outstanding – Diluted (in Shares)		241,039,943		159,272,518			142,298,067	[1]			[1]
DevvStream Corp.
Revenue	$ 720		$ 10,164		$ 8,863	$ 10,164			$ 25,794
Cost of sales	(1,520)		(2,688)		(10,177)	(2,688)			(10,187)
Gross profit loss	(800)		7,476		(1,314)	7,476			15,607
Operating expenses:
Sales and marketing	184,260		155,496		380,721	832,188			1,000,073			481,104
Depreciation			231			953			953			1,771
General and administrative expenses	418,735		235,972		1,194,178	627,377			964,473			461,167
Professional fees	1,451,076		841,536		4,721,929	6,846,934			8,447,280			5,656,352
Salaries and wages	83,635		353,808		261,438	1,013,152			1,593,794			2,136,124
Total operating expenses	(2,137,706)		(1,587,043)		(6,558,266)	(9,320,604)			(12,006,573)			(8,736,518)
Other income (expense)
Change in fair value of warrants	1,437,604		5,641,785		5,195,203	5,651,008			1,728,392
Change in fair value of mandatory convertible debentures						70,500			70,500			(27,500)
Impairment of carbon credits	(1,738)		18		(14,706)	(1,207,782)			(1,224,060)
Inducement expenses on loan conversion	(3,599,981)				(3,599,981)
Stop-loss provision loss	(9,202)		(76,535)		(58,542)	(1,101,248)			(1,065,235)
Loss on revaluation of cryptocurrencies	(329,371)				(2,442,443)
Loss on default penalty on convertible debt	(1,159,038)				(1,159,038)
Gain on share settlement						899,015
Gain on settlement of debt					17,007				899,015
Foreign exchange loss	(12,178)		(31,100)		(39,125)	(24,428)			(31,664)			(107,634)
Net loss before income taxes									(12,067,231)			(9,799,202)
Current income tax expense												(72,546)
Unrealized loss on derivative asset					(1,500)	719,000			719,000			(845,700)
Other income	14,157				14,157
Staking income	15,687				55,932
Accretion expense	(196,151)		(57,908)		(664,262)	(226,853)			(346,424)			(52,554)
Interest income (expense), net	(209,378)		(75,264)		(767,149)	(151,865)			(313,778)			(29,296)
Equity loss on investment in associate	(9,221)		(298,804)		(109,398)	(405,654)			(512,011)
Change in fair value of derivative liabilities					(1,500)	719,000			719,000			(845,700)
Total other income (expense)	(4,058,810)		5,102,192		(3,573,845)	4,221,693
Net income (loss)	(6,197,316)		3,522,625		(10,133,425)	(5,091,435)			(12,067,231)			(9,871,748)
Other comprehensive gain (loss)
Foreign currency translation	(18)		(373)		(146)	1,435			1,448			127,123
Net income (loss) and comprehensive income (loss)	$ (6,197,334)		$ 3,522,252		$ (10,133,571)	$ (5,090,000)			$ (12,065,783)			$ (9,744,625)
Loss per common share, basic (in Dollars per share)	$ (0.64)		$ 1.21		$ (1.73)	$ (2.26)			$ (4.79)			$ (8.49)
Loss per common share,diluted (in Dollars per share)	(0.64)		1.21		(1.73)	(2.26)			(4.79)			(8.49)
Income (Loss) per share – Diluted (in Dollars per share)	$ (0.64)		$ 1.21		$ (1.73)	$ (2.26)			$ (4.79)			$ (8.49)
Weighted average number of common shares outstanding, basic (in Shares)	9,715,606		2,914,622		5,866,870	2,252,416			2,521,627			1,162,984
Weighted average number of common shares outstanding,diluted (in Shares)	9,715,606		2,914,622		5,866,870	2,252,416			2,521,627			1,162,984
Weighted average number of common shares outstanding – Diluted (in Shares)	9,715,606		2,914,622		5,866,870	2,252,416			2,521,627			1,162,984

[1]	The historical common equity structure was in the form of membership percentages, and no shares were issued. As such, reporting periods prior to the year ended December 31, 2025 will not present share or per share data.